Fair Value Measurements (Details) - USD ($) $ in Millions	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Fair Value Disclosures [Abstract]
Long-term debt, fair value	$ 205.3	$ 956.0	$ 1,118.0
Long-term debt, carrying value	$ 1,030.0	$ 1,184.0	$ 1,195.0